Pension plan and other post-employment benefits (Details 5) - Expenditure Planned For 2022 [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
P B S 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	3,382
Expected return on assets	(4,832)
Interest on the effect of the (asset)/liability limit	767
Total unrecognized net expense (revenue)	(683)
P B S Assisted 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	809
Expected return on assets	(1,319)
Interest on the effect of the (asset)/liability limit	343
Total unrecognized net expense (revenue)	(167)
Administration Agreement 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	10
Expected return on assets	(25)
Interest on the effect of the (asset)/liability limit	3
Total unrecognized net expense (revenue)	(12)
P A M E C Asset Policy 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	91
Expected return on assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	91
A E S Telecom 1 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	1,089
Expected return on assets	(1,004)
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	85
Medical Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	120
Interest on actuarial obligations	294
Expected return on assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	R$ 414